Sterling Capital Enhanced Core Bond ETF
Schedule of Investments
March 31, 2025 (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — 22.93%
AEROSPACE & DEFENSE — 1.80%
$ 58,000 Bombardier, Inc., 7.25%, 7/01/31
(a)
$ 58,270
60,000 Howmet Aerospace, Inc., 4.85%, 10/15/31 59,854
41,000 Boeing Company (The), 5.71%, 5/01/40 39,880
158,004
ASSET MANAGEMENT — 1.53%
65,000 Blue Owl Capital Corp., 3.40%, 7/15/26 63,506
31,000 Apollo Debt Solutions BDC, 6.90%, 4/13/29 32,177
38,000 Fortitude Group Holdings, LLC, 6.25%, 4/01/30
(a)
38,441
134,124
AUTOMOTIVE — 0.50%
45,000 Ford Motor Company, 6.10%, 8/19/32 44,141
BANKING — 3.95%
65,000 Fifth Third Bancorp, 4.06%, 4/25/28
(b)
64,240
105,000 Bank of America Corporation, 3.42%, 12/20/28
(b)
101,781
53,000 JPMorgan Chase & Company, 5.01%, 1/23/30
(b)
53,600
70,000 Wells Fargo & Company, 2.88%, 10/30/30
(b)
64,542
65,000 Toronto-Dominion Bank (The), 3.63%, 9/15/31
(USSW5 + 220.50 bps)
(c)
63,704
347,867
BEVERAGES — 0.73%
70,000 Anheuser-Busch InBev Finance, Inc., 4.90%, 2/01/46 64,199
BIOTECH & PHARMA — 0.70%
60,000 Amgen, Inc., 5.25%, 3/02/30 61,384
CABLE & SATELLITE — 0.45%
38,000 Charter Communications Operating, LLC / Charter,
6.10%, 6/01/29 39,251
ELECTRIC UTILITIES — 2.10%
43,000 Southern California Edison Company, 5.95%, 11/01/32 44,174
60,000 DTE Electric Company, 5.20%, 4/01/33 60,770
54,000 Duke Energy Progress, LLC, 3.60%, 9/15/47 39,858
40,000 Dominion Energy, Inc., 6.63%, 5/15/55 (H15T5Y +
220.70 bps)
(c)
39,819
184,621
FOOD — 0.74%
65,000 Mars, Inc., 5.20%, 3/01/35
(a)
65,349
INSTITUTIONAL FINANCIAL SERVICES — 0.67%
59,000 Morgan Stanley, 5.25%, 4/21/34
(b)
59,054
INSURANCE — 1.83%
58,000 Panther Escrow Issuer, LLC, 7.13%, 6/01/31
(a)
59,136
15,000 Athene Holding Ltd., 5.88%, 1/15/34 15,246
28,000 SBL Holdings, Inc., 7.20%, 10/30/34
(a)
26,419
60,000 Global Atlantic Fin Company, 6.75%, 3/15/54
(a)
60,964
161,765

Sterling Capital Enhanced Core Bond ETF
Schedule of Investments (continued)
March 31, 2025 (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
METALS & MINING — 0.48%
$ 45,000 Freeport-McMoRan, Inc., 5.45%, 3/15/43 $ 42,233
OIL & GAS PRODUCERS — 1.58%
58,000 Global Partners, L.P. / GLP Finance Corporation,
8.25%, 1/15/32
(a)
59,669
37,000 Targa Resources Corporation, 6.50%, 3/30/34 39,526
41,000 APA Corporation, 6.75%, 2/15/55
(a)
40,134
139,329
REIT — 1.54%
60,000 Iron Mountain, Inc., 4.50%, 2/15/31
(a)
55,058
47,000 Tanger Properties, L.P., 2.75%, 9/01/31 40,559
39,000 Prologis Targeted US Logistics Fund, L.P., 5.50%,
4/01/34
(a)
39,524
135,141
RETAIL - DISCRETIONARY — 0.50%
45,000 O'Reilly Automotive, Inc., 4.20%, 4/01/30 43,925
SEMICONDUCTORS — 1.02%
65,000 Broadcom, Inc., 4.15%, 11/15/30 62,925
25,000 Marvell Technology, Inc., 5.95%, 9/15/33 26,089
89,014
SPECIALTY FINANCE — 1.37%
56,000 OneMain Finance Corporation, 7.88%, 3/15/30 58,092
63,000 Starwood Property Trust, Inc., 6.50%, 10/15/30
(a)
62,574
120,666
TECHNOLOGY HARDWARE — 0.49%
43,000 Dell International, LLC / EMC Corporation, 5.40%,
4/15/34 43,357
TELECOMMUNICATIONS — 0.50%
43,000 T-Mobile USA, Inc., 6.00%, 6/15/54 43,929
TOBACCO & CANNABIS — 0.45%
37,000 B.A.T. Capital Corp., 6.42%, 8/02/33 39,509
Total (Cost $2,009,699) 2,016,862
Principal Amount Fair Value
ASSET BACKED SECURITIES — 20.69%
250,000 Avis Budget Rental Car Funding AESOP, LLC, Series
3A , Class A, 5.23%, 12/20/30
(a)
254,481
155,000 Enterprise Fleet Financing 2024-3, LLC, Series 3 ,
Class A4, 5.06%, 3/20/31
(a)
157,911
170,000 OneMain Financial Issuance Trust 2023-2, Series 2A ,
Class A1, 5.84%, 9/15/36
(a)
173,652
206,626 MVW 2024-2, LLC, Series 2A , Class A, 4.43%,
3/20/42
(a)
205,113
86,000 CD 2016-CD2 Mortgage Trust, Series CD2 , Class A4,
3.53%, 11/10/49
(b)
83,017

Sterling Capital Enhanced Core Bond ETF
Schedule of Investments (continued)
March 31, 2025 (Unaudited)
Principal Amount Fair Value
ASSET BACKED SECURITIES — (continued)
$ 200,000 Benchmark 2024-V7 Mortgage Trust, Series V7 , Class
A3, 6.23%, 5/15/56
(b)
$ 209,786
200,000 Benchmark 2023-B39 Mortgage Trust, Series B39 ,
Class A5, 5.75%, 7/15/56 209,290
200,000 BANK 2023-BNK46, Series BNK46 , Class A4, 5.75%,
8/15/56 209,546
200,000 BANK5 2023-5YR4, Series 5YR4 , Class AS, 7.27%,
12/15/56
(b)
212,535
100,000 Benchmark 2024-V6 Mortgage Trust, Series V6 , Class
A3, 5.93%, 3/15/57 103,811
Total (Cost $1,812,429) 1,819,142
Principal Amount Fair Value
U.S. GOVERNMENT & AGENCIES — 29.40%
410,816
Fannie Mae Pool, 4.00% , 8/01/51 385,978
340,643
Fannie Mae Pool, 3.00% , 11/01/51 298,839
220,042
Fannie Mae Pool, 2.50% , 1/01/52 185,118
332,252
Freddie Mac Pool, 3.50% , 4/01/52 302,308
373,253
Fannie Mae Pool, 4.50% , 11/01/52 357,825
376,009
Fannie Mae Pool, 5.50% , 5/01/53 378,822
382,823
Freddie Mac Pool, 5.00% , 8/01/53 376,351
294,409
Fannie Mae Pool, 6.00% , 6/01/54 300,186
Total (Cost $2,585,476) 2,585,427
Principal Amount Fair Value
U.S. TREASURY BONDS & NOTES — 25.04%
719,100
United States Treasury Note , 2.63% , 2/15/29 686,038
346,800
United States Treasury Note, 4.13% , 11/15/32 347,383
306,800
United States Treasury Note, 4.00% , 2/15/34 302,689
605,300
United States Treasury Bond, 2.50% , 2/15/45 436,584
454,800
United States Treasury Bond, 4.25% , 8/15/54 429,431
Total (Cost $2,193,815) 2,202,125
Total Investments— 98.06%
(Cost $8,601,419) 8,623,556
Other Assets in Excess of Liabilities — 1.94% 170,433
NET ASSETS — 100.00% $ 8,793,989
(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(c) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2025. The maturity date reflected is the final maturity date.